Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($)				3 Months Ended	4 Months Ended	12 Months Ended
	Aug. 31, 2021	Jun. 08, 2021	Jan. 21, 2021	Mar. 31, 2021	Mar. 20, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction costs		$ 7,194,000
Price per share (in dollars per share)		$ 5.50
Issuance of common shares on at-the-market public offering, net of costs incurred		$ 115,115,000
Compensation expense						$ 2,390,000	$ 1,911,000
Stock-based compensation settled in cash						2,066,000	324,000
Convertible debt | Convertible unsecured notes due June 1, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted amount	$ 2,500,000		$ 2,500,000
Converted shares	1,836,750		1,815,117
ATM Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares from treasury to public				1,819,712
Gross proceeds from issuance of shares				$ 13,211,000	$ 27,586,000
Transaction costs				405,000
Commission costs				264,000
Net proceeds from issuance of shares				$ 12,806,000
ATM Program | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price (in dollars per share)				$ 7.26
Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred							107,921,000
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)		2,730,000
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense						$ 2,066,000	$ 1,911,000
Granted (in shares)						2,541,098	875,703
Compensation cost not yet recognized						$ 4,134,000
Compensation cost not yet recognized, period for recognition (in years)						2 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						994,700	417,719
Vesting period (in years)						3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						1,221,398	457,984
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						325,000	0
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares)						503,840	327,774
Common stock | Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)						20,930,000	20,930,000
Issuance of common shares on at-the-market public offering, net of costs incurred						$ 107,921,000	$ 107,921,000